Employee Cost (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2020, 2021 and 2022 was comprised of the following:

	2020		2021		2022
Wages and salaries	Ps.	664,619	Ps.	702,525	Ps.	900,596
Other remunerations		100,638		107,198		133,237
Social benefits		81,073		91,357		116,581
Severance payments		19,030		22,390		13,401
Labor union fees		19,217		20,111		22,183
Taxes on employee benefits		12,360		13,977		19,987
PTU		2,647		70,127		56,531
Retirement employee benefits		31,383		33,151		35,530
Others		39,514		54,914		75,218
	Ps.	970,481	Ps.	1,115,750	Ps.	1,373,264